Costs and expenses by nature: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Right of use of assets under concession	$ 986,850	$ 898,253	$ 468,695
Mexico
Disclosure of geographical areas [line items]
Right of use of assets under concession	484,402	458,290	406,733
Colombia (Airplan)
Disclosure of geographical areas [line items]
Right of use of assets under concession	$ 361,029	312,244	$ 56,005
Percentage of revenue	19.00%		19.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Right of use of assets under concession	$ 141,419	$ 127,719	$ 5,957
Percentage of revenue			5.00%